Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,962,500.00
Total Fee Amount	685.32
Total Offset Amount	0.00
Net Fee	$ 685.32
Offering Table N/A
Offset Table N/A	N/A